UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2009

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.0%
AEROSPACE & DEFENSE ― 3.5%
Raytheon Co.	3,006	$ 136,111
United Technologies Corp.	2,946	181,032
		317,143
BEVERAGES ― 4.4%
Cia de Bebidas das Americas Preference Shares ADR	2,526	227,542
Coca-Cola Enterprises, Inc.	8,833	168,445
		395,987
BIOTECHNOLOGY ― 1.5%
Gilead Sciences, Inc.(1)	3,320	141,266
CAPITAL MARKETS ― 4.2%
BlackRock, Inc.	844	182,718
Franklin Resources, Inc.	1,894	198,169
		380,887
CHEMICALS ― 1.8%
PPG Industries, Inc.	2,855	161,108
COMMERCIAL BANKS ― 3.2%
Banco Santander SA ADR	9,805	157,468
National Bank of Greece SA ADR(1)	17,903	130,155
		287,623
COMPUTERS & PERIPHERALS ― 7.5%
Apple, Inc.(1)	1,629	307,067
Dell, Inc.(1)	10,566	153,101
Hewlett-Packard Co.	4,574	217,082
		677,250
CONSUMER FINANCE ― 3.1%
American Express Co.	4,138	144,168
Capital One Financial Corp.	3,667	134,212
		278,380
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.4%
Telefonica SA ADR	2,605	218,638
HEALTH CARE PROVIDERS & SERVICES ― 4.2%
McKesson Corp.	3,200	187,936
Medco Health Solutions, Inc.(1)	3,486	195,634
		383,570
HOUSEHOLD PRODUCTS ― 2.1%
Kimberly-Clark Corp.	3,085	188,679
INDUSTRIAL CONGLOMERATES ― 1.9%
3M Co.	2,378	174,949
INSURANCE ― 3.3%
Allianz SE ADR	12,989	147,425
Chubb Corp. (The)	3,054	148,180
		295,605
INTERNET & CATALOG RETAIL ― 2.0%
Amazon.com, Inc.(1)	1,548	183,918
IT SERVICES ― 7.6%
Cognizant Technology Solutions Corp., Class A(1)	5,041	194,835
International Business Machines Corp.	1,990	240,014

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MasterCard, Inc., Class A	1,170	$ 256,253
		691,102
MEDIA ― 3.7%
Time Warner Cable, Inc.	4,226	166,673
Walt Disney Co. (The)	6,240	170,789
		337,462
METALS & MINING ― 5.3%
Freeport-McMoRan Copper & Gold, Inc.(1)	3,942	289,185
Sterlite Industries India Ltd. ADR	12,221	192,725
		481,910
MULTILINE RETAIL ― 3.8%
Kohl's Corp.(1)	2,861	163,707
Target Corp.	3,675	177,980
		341,687
PHARMACEUTICALS ― 7.9%
Abbott Laboratories	3,256	164,656
Merck & Co., Inc.	5,414	167,455
Novartis AG ADR	3,712	192,838
Sanofi-Aventis SA ADR	5,106	188,514
		713,463
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.5%
Annaly Capital Management, Inc.	8,125	137,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.9%
Broadcom Corp., Class A(1)	5,816	154,764
Texas Instruments, Inc.	8,435	197,801
		352,565
SOFTWARE ― 2.0%
Microsoft Corp.	6,608	183,240
SPECIALTY RETAIL ― 3.9%
Bed Bath & Beyond, Inc.(1)	4,465	157,212
TJX Cos., Inc. (The)	5,245	195,901
		353,113
TEXTILES, APPAREL & LUXURY GOODS ― 2.0%
Coach, Inc.	5,502	181,401
TOBACCO ― 6.3%
Altria Group, Inc.	9,961	180,394
Lorillard, Inc.	2,550	198,186
Reynolds American, Inc.	3,930	190,526
		569,106
WIRELESS TELECOMMUNICATION SERVICES ― 4.0%
America Movil SAB de CV, Series L ADR	4,398	194,084
Mobile TeleSystems OJSC ADR	3,758	170,237
		364,321
TOTAL COMMON STOCKS
(Cost $7,918,209)		8,791,767

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 3.1%
FHLB Discount Notes, 0.02%, 11/2/09(2)	$200,000	$ 200,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	75,285	75,285
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $275,285)		275,285
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $8,193,494)		9,067,052
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,590)
TOTAL NET ASSETS — 100.0%		$9,062,462

Geographic Diversification
(as a % of net assets)
United States	76.9%
Spain	4.2%
Brazil	2.5%
Mexico	2.2%
Switzerland	2.1%
India	2.1%
France	2.1%
Russian Federation	1.9%
Germany	1.6%
Greece	1.4%
Cash and Equivalents*	3.0%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 6,972,141	–	–
Foreign Common Stocks	1,592,084	$ 227,542	–
Temporary Cash Investments	75,285	200,000	–
Total Value of Investment Securities	$ 8,639,510	$ 427,542	–

3. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 8,193,494
Gross tax appreciation of investments	$ 1,080,129
Gross tax depreciation of investments	(206,571)
Net tax appreciation (depreciation) of investments	$ 873,558

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2009

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.9%
AEROSPACE & DEFENSE ― 6.1%
General Dynamics Corp.	5,955	$ 373,378
Honeywell International, Inc.	12,304	441,591
		814,969
BEVERAGES ― 4.5%
Cia de Bebidas das Americas Preference Shares ADR	6,679	601,644
CAPITAL MARKETS ― 9.5%
Franklin Resources, Inc.	4,402	460,582
Goldman Sachs Group, Inc. (The)	2,366	402,622
Morgan Stanley	12,484	400,986
		1,264,190
COMMERCIAL BANKS ― 6.5%
Banco Santander SA ADR	26,537	426,184
National Bank of Greece SA ADR(1)	60,870	442,525
		868,709
COMPUTERS & PERIPHERALS ― 4.2%
Apple, Inc.(1)	2,940	554,190
CONSUMER FINANCE ― 3.5%
American Express Co.	13,180	459,191
ENERGY EQUIPMENT & SERVICES ― 6.4%
Diamond Offshore Drilling, Inc.	4,384	417,576
Noble Corp.	10,625	432,863
		850,439
HEALTH CARE PROVIDERS & SERVICES ― 3.3%
Medco Health Solutions, Inc.(1)	7,886	442,562
HOUSEHOLD PRODUCTS ― 3.5%
Kimberly-Clark Corp.	7,539	461,085
INDUSTRIAL CONGLOMERATES ― 3.2%
3M Co.	5,854	430,679
INSURANCE ― 5.6%
Allianz SE ADR	33,974	385,605
Chubb Corp. (The)	7,372	357,689
		743,294
INTERNET & CATALOG RETAIL ― 3.4%
Amazon.com, Inc.(1)	3,782	449,339
IT SERVICES ― 6.0%
International Business Machines Corp.	3,260	393,189
MasterCard, Inc., Class A	1,818	398,178
		791,367
METALS & MINING ― 3.2%
Freeport-McMoRan Copper & Gold, Inc.(1)	5,785	424,388
PHARMACEUTICALS ― 8.4%
Abbott Laboratories	7,711	389,945
Forest Laboratories, Inc.(1)	13,190	364,968
Merck & Co., Inc.	11,484	355,200
		1,110,113
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.1%
Texas Instruments, Inc.	17,701	415,089

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL ― 3.2%
TJX Cos., Inc. (The)	11,258	$ 420,486
TEXTILES, APPAREL & LUXURY GOODS ― 3.4%
Coach, Inc.	13,637	449,612
TOBACCO ― 6.6%
Lorillard, Inc.	5,658	439,740
Reynolds American, Inc.	9,103	441,313
		881,053
WIRELESS TELECOMMUNICATION SERVICES ― 3.3%
Mobile TeleSystems OJSC ADR	9,657	437,462
TOTAL COMMON STOCKS
(Cost $11,312,192)		12,869,861
TEMPORARY CASH INVESTMENTS — 6.3%
FHLB Discount Notes, 0.001%, 11/2/09(2)	$ 800,000	800,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	32,949	32,949
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $832,949)		832,949
TOTAL INVESTMENT SECURITIES — 103.2%
(Cost $12,145,141)		13,702,810
OTHER ASSETS AND LIABILITIES — (3.2)%		(424,755)
TOTAL NET ASSETS — 100.0%		$13,278,055

Geographic Diversification
(as a % of net assets)
United States	79.7%
Brazil	4.5%
Greece	3.3%
Russian Federation	3.3%
Spain	3.2%
Germany	2.9%
Cash and Equivalents*	3.1%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$10,576,441	–	–
Foreign Common Stocks	1,691,776	$ 601,644	–
Temporary Cash Investments	32,949	800,000	–
Total Value of Investment Securities	$12,301,166	$1,401,644	–

3. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,145,164
Gross tax appreciation of investments	$ 1,705,070
Gross tax depreciation of investments	(147,424)
Net tax appreciation (depreciation) of investments	$ 1,557,646

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2009

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.0%
AEROSPACE & DEFENSE ― 3.9%
Cubic Corp.	5,699	$ 197,812
Honeywell International, Inc.	6,010	215,699
Raytheon Co.	4,147	187,776
United Technologies Corp.	3,511	215,751
		817,038
BEVERAGES ― 1.0%
Coca-Cola Enterprises, Inc.	11,369	216,807
CAPITAL MARKETS ― 1.5%
Franklin Resources, Inc.	3,053	319,435
CHEMICALS ― 6.1%
Braskem SA Preference Shares ADR(1)	16,634	218,238
Eastman Chemical Co.	4,446	233,459
Lubrizol Corp.	3,759	250,199
Omnova Solutions, Inc.(1)	30,550	195,826
PPG Industries, Inc.	3,514	198,295
RPM International, Inc.	11,105	195,670
		1,291,687
COMMERCIAL SERVICES & SUPPLIES ― 1.2%
APAC Customer Services, Inc.(1)	40,680	262,386
COMPUTERS & PERIPHERALS ― 2.6%
Seagate Technology	22,361	311,936
Western Digital Corp.(1)	7,234	243,641
		555,577
CONSTRUCTION & ENGINEERING ― 0.9%
Foster Wheeler AG(1)	6,939	194,223
CONSUMER FINANCE ― 2.9%
Capital One Financial Corp.	5,690	208,254
Discover Financial Services	13,586	192,106
World Acceptance Corp.(1)	8,604	215,874
		616,234
CONTAINERS & PACKAGING ― 2.2%
Ball Corp.	4,882	240,829
Owens-Illinois, Inc.(1)	6,666	212,512
		453,341
DIVERSIFIED CONSUMER SERVICES ― 2.0%
ITT Educational Services, Inc.(1)	1,254	113,299
Lincoln Educational Services Corp.(1)	15,372	304,673
		417,972
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.0%
CPI International, Inc.(1)	22,629	224,027
Tech Data Corp.(1)	4,949	190,190
		414,217
ENERGY EQUIPMENT & SERVICES ― 2.0%
Geokinetics, Inc.(1)	11,260	181,061
Noble Corp.	6,125	249,532
		430,593
FOOD & STAPLES RETAILING ― 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,812	230,588

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

Costco Wholesale Corp.	3,689	$ 209,720
		440,308
FOOD PRODUCTS ― 3.1%
Bunge Ltd.	3,461	197,485
Del Monte Foods Co.	22,189	239,641
Unilever plc ADR	7,579	226,081
		663,207
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.0%
Beckman Coulter, Inc.	3,420	220,009
HEALTH CARE PROVIDERS & SERVICES ― 7.6%
AmerisourceBergen Corp.	13,161	291,516
CIGNA Corp.	9,266	257,965
Emergency Medical Services Corp., Class A(1)	7,290	350,066
McKesson Corp.	4,170	244,904
Medco Health Solutions, Inc.(1)	4,181	234,638
Mednax, Inc.(1)	4,460	231,563
		1,610,652
HOUSEHOLD DURABLES ― 1.4%
Jarden Corp.	10,919	299,071
HOUSEHOLD PRODUCTS ― 1.1%
Kimberly-Clark Corp.	3,698	226,170
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.5%
Mirant Corp.(1)	9,209	128,742
NRG Energy, Inc.(1)	8,286	190,495
		319,237
INSURANCE ― 10.4%
Allianz SE ADR	19,378	219,940
Allied World Assurance Co. Holdings Ltd.	4,909	219,727
Delphi Financial Group, Inc., Class A	11,308	245,384
Fairfax Financial Holdings Ltd.	794	281,076
Loews Corp.	7,348	243,219
PartnerRe Ltd.	3,309	253,072
Progressive Corp. (The)(1)	14,852	237,632
StanCorp Financial Group, Inc.	7,269	266,845
Unum Group	11,703	233,475
		2,200,370
INTERNET & CATALOG RETAIL ― 1.0%
Amazon.com, Inc.(1)	1,851	219,917
IT SERVICES ― 3.9%
iGate Corp.	32,033	282,851
TeleTech Holdings, Inc.(1)	13,765	246,256
Unisys Corp.(1)	10,384	302,575
		831,682
MACHINERY ― 2.5%
John Bean Technologies Corp.	13,679	224,609
Joy Global, Inc.	5,848	294,798
		519,407
METALS & MINING ― 3.5%
Compass Minerals International, Inc.	3,452	215,129
Walter Energy, Inc.	9,120	533,520
		748,649

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

OFFICE ELECTRONICS ― 0.9%
Xerox Corp.	26,262	$ 197,490
OIL, GAS & CONSUMABLE FUELS ― 2.0%
Alpha Natural Resources, Inc.(1)	6,120	207,896
China Petroleum & Chemical Corp. ADR	2,488	209,888
		417,784
PAPER & FOREST PRODUCTS ― 0.9%
KapStone Paper and Packaging Corp.(1)	26,137	181,391
PHARMACEUTICALS ― 5.6%
Bristol-Myers Squibb Co.	9,931	216,496
Forest Laboratories, Inc.(1)	6,880	190,369
Hi-Tech Pharmacal Co., Inc.(1)	17,624	321,462
Merck & Co., Inc.	7,342	227,088
Watson Pharmaceuticals, Inc.(1)	6,654	229,031
		1,184,446
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.1%
MFA Financial, Inc.	29,830	221,339
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.0%
Texas Instruments, Inc.	9,361	219,516
SOFTWARE ― 3.3%
BMC Software, Inc.(1)	6,712	249,418
MicroStrategy, Inc., Class A(1)	5,139	448,481
		697,899
SPECIALTY RETAIL ― 7.4%
Big 5 Sporting Goods Corp.	12,861	189,700
CarMax, Inc.(1)	10,064	197,959
Dress Barn, Inc. (The)(1)	12,230	220,751
Kirkland's, Inc.(1)	24,302	305,719
Limited Brands, Inc.	15,423	271,445
Lithia Motors, Inc., Class A(1)	15,925	132,814
TJX Cos., Inc. (The)	6,545	244,456
		1,562,844
TEXTILES, APPAREL & LUXURY GOODS ― 2.1%
Coach, Inc.	6,578	216,877
Unifirst Corp.	5,329	224,191
		441,068
TOBACCO ― 2.3%
Lorillard, Inc.	3,235	251,424
Universal Corp.	5,381	223,796
		475,220
WIRELESS TELECOMMUNICATION SERVICES ― 1.0%
Mobile TeleSystems OJSC ADR	4,467	202,355
TOTAL COMMON STOCKS
(Cost $18,030,688)		20,089,541

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 2.7%
FHLB Discount Notes, 0.02%, 11/2/09(2)	$ 500,000	$ 500,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	71,668	71,668
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $571,668)		571,668
TOTAL INVESTMENT SECURITIES — 97.7%
(Cost $18,602,356)		20,661,209
OTHER ASSETS AND LIABILITIES — 2.3%		489,743
TOTAL NET ASSETS — 100.0%		$21,150,952

Geographic Diversification
(as a % of net assets)
United States	83.8%
Bermuda	2.2%
Brazil	2.1%
Cayman Islands	1.5%
Canada	1.3%
United Kingdom	1.1%
Germany	1.0%
People's Republic of China	1.0%
Russian Federation	1.0%
Cash and Equivalents*	5.0%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of October 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 17,716,640	–	–
Foreign Common Stocks	2,154,663	$ 218,238	–
Temporary Cash Investments	71,668	500,000	–
Total Value of Investment Securities	$ 19,942,971	$ 718,238	–

3. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 18,602,356
Gross tax appreciation of investments	$ 2,739,447
Gross tax depreciation of investments	(680,594)
Net tax appreciation (depreciation) of investments	$ 2,058,853

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 23, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2009